ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE, NET

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Accounts receivable	85,386	96,226
Allowance for uncollectible accounts receivable	(70,139)	(67,864)
Accounts receivable, net	15,247	28,362